Pensions and other post-employment benefits - Contributions (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
2019
Benefits
Estimated future contributions	€ 77
United States Pension benefits
Benefits
Contributions	0
Pension Non-qualified plans | 2019
Benefits
Estimated future contributions	26
Pension Non-qualified plans | 2020
Benefits
Estimated future contributions	26
Pension Non-qualified plans | 2021
Benefits
Estimated future contributions	25
Pension Non-qualified plans | 2022
Benefits
Estimated future contributions	25
Pension Non-qualified plans | 4 to 5 years
Benefits
Estimated future contributions	24
Pension Non-qualified plans | 2024-2028
Benefits
Estimated future contributions	114
Pension Non-represented | 2019
Benefits
Estimated future contributions	9
Pension Non-represented | 2020
Benefits
Estimated future contributions	8
Pension Non-represented | 2021
Benefits
Estimated future contributions	8
Pension Non-represented | 2022
Benefits
Estimated future contributions	8
Pension Non-represented | 4 to 5 years
Benefits
Estimated future contributions	7
Pension Non-represented | 2024-2028
Benefits
Estimated future contributions	30
Post-retirement other benefit plans | 2019
Benefits
Estimated future contributions	3
Post-retirement other benefit plans | 2020
Benefits
Estimated future contributions	3
Post-retirement other benefit plans | 2021
Benefits
Estimated future contributions	3
Post-retirement other benefit plans | 2022
Benefits
Estimated future contributions	10
Post-retirement other benefit plans | 4 to 5 years
Benefits
Estimated future contributions	50
Post-retirement other benefit plans | 2024-2028
Benefits
Estimated future contributions	261
Post-retirement Medicare subsidy for formerly union represented | 2019
Benefits
Estimated future contributions	(14)
Post-retirement Medicare subsidy for formerly union represented | 2020
Benefits
Estimated future contributions	(13)
Post-retirement Medicare subsidy for formerly union represented | 2021
Benefits
Estimated future contributions	(13)
Post-retirement Medicare subsidy for formerly union represented | 2022
Benefits
Estimated future contributions	(12)
Post-retirement Medicare subsidy for formerly union represented | 4 to 5 years
Benefits
Estimated future contributions	(12)
Post-retirement Medicare subsidy for formerly union represented | 2024-2028
Benefits
Estimated future contributions	(49)
Other countries, excluding US | 2019
Benefits
Estimated future contributions	€ 53